Commitments and Contingencies - Schedule of Restructuring Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule Of Restructuring Liability Abstract
Balance at January 1, 2024	$ 240
Amounts paid or otherwise settled during the period	(240)
Balance at December 31, 2024	$ 0